Fees Summary	Dec. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,775,000.00
Previously Paid Amount	0.00
Total Fee Amount	383.23
Total Offset Amount	0.00
Net Fee	383.23
Narrative - Max Aggregate Offering Price	$ 2,775,000.00
Final Prospectus	true